SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

10.                   SHAREHOLDERS’ EQUITY

Ordinary shares

The Company’s Amended and Restated Memorandum and Articles of Association authorize the Company to issue 500,000,000 shares with a nominal or par value of $0.0001 each.

Share repurchase program

On October 12, 2008, the Company announced a share repurchase program authorized by the Board of Directors with total share repurchase amounts up to $25,000.

The shares repurchased for each of the three years ended December 31, 2012 is summarized in the table below. The shares repurchased by the Company were accounted for at cost and there was no reissuance of the shares as of December 31, 2012.

	ADS	Ordinary shares	Price per ADS (including brokerage commission)	Total consideration
2010	322,200	1,288,800	3.40 -3.81	1,172
2011	1,825,800	7,303,200	1.31-3.75	2,654
2012	5,955,796	23,823,184	0.89-1.38	7,396
	8,103,796	32,415,184		11,222